DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Notional Amount of Derivative Positions
The aggregate notional amount of our company’s derivative positions at December 31, 2025 and 2024 were as follows:

		As of December 31,
US$ MILLIONS	Note	2025	2024
Interest rate swaps and other	(a)	$2,330	$2,556
		$2,330	$2,556
The following table presents the change in fair values of our company’s derivative positions during the years ended December 31, 2025 and 2024:

US$ MILLIONS	Unrealized Gains During 2025	Unrealized Losses During 2025	Net Change During 2025	Net Change During 2024
Interest rate swaps and other	$78	$(18)	$60	$49
	$78	$(18)	$60	$49

Schedule of Information About Terms and Conditions of Hedging Instruments
The following table presents the notional amounts underlying our company’s derivative instruments by term to maturity as at December 31, 2025 and the comparative notional amounts at December 31, 2024, for both derivatives that are classified as fair value through profit or loss and derivatives that qualify for hedge accounting:

	2025				2024
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Interest rate swaps and other	$—	$47	$—	$47	$—
	$—	$47	$—	$47	$—
Elected for hedge accounting
Interest rate swaps and other	$288	$1,650	$345	$2,283	$2,556
	$288	$1,650	$345	$2,283	$2,556

Schedule of Derivatives Elected For Hedge Accounting	Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2025			2024
AS AT AND FOR THE YEARS ENDED (US$ MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$2,283	$(25)	$—	$2,556	$1	$—